Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

20. Inventories

The following table provides an overview of our inventories by type of inventory:

	December 31,
	2025	2024

	(Euro, in thousands)
Raw materials	€22,493	€51,192
Total inventories	€22,493	€51,192

Our inventory consisted in full out of Jyseleca® products that is gradually sold to Alfasigma until depletion following the sale of the Jyseleca® business on January 31, 2024.